Share Based Compensation Plans	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation Plans
NOTE 13.
SHARE-BASED COMPENSATION PLANS
Precision’s omnibus equity incentive plan (
Omnibus Plan
) allows the Corporation to settle short-term incentive awards (annual bonus) and long-term incentive awards (share options, performance share units and restricted share units) issued on or after February 8, 2017 in voting shares of Precision (either issued from treasury or purchased in the open market), cash, or a combination of both. Precision intends to settle all short-term incentive, restricted share unit and performance share unit awards issued under the Omnibus Plan in cash and to settle options in voting share
s
.

Liability Classified Plans

	Restricted Share Units	Performance Share Units	Executive Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2020	$6,624	$4,751	$6,833	$1,609	$19,817
Expensed during the period	17,168	18,634	17,646	3,065	56,513
Reclassification from equity-settled plans	—	—	(3,164)	—	(3,164)
Payments	(5,742)	(1,861)	(4,808)	—	(12,411)
Balance, December 31, 2021	18,050	21,524	16,507	4,674	60,755
Expensed during the period	34,555	87,297	4,172	7,623	133,647
Settlement in shares	—	—	(14,083)	—	(14,083)
Reclassification from equity-settled plans	—	—	(406)	—	(406)
Payments	(14,372)	(7,960)	(6,190)	—	(28,522)
Foreign exchange	(43)	(3)	—	—	(46)
Balance, December 31, 2022	$38,190	$100,858	$—	$12,297	$151,345
Current	26,330	64,882	—	—	91,212
Long-term	11,860	35,976	—	12,297	60,133
Balance, December 31, 2022	$38,190	$100,858	$—	$12,297	$151,345
(a) Restricted Share Units and Performance Share Units
Precision has various cash-settled share-based incentive plans for officers and other eligible employees. Under the Restricted Share Unit (
RSU
) incentive plan, shares granted to eligible employees vest annually over a three-year term. Vested shares are automatically paid out in cash at a value determined by the fair market value of the shares at the vesting date. Under the Performance Share Unit (
PSU
) incentive plan, shares granted to eligible employees vest at the end of a three-year term. Vested shares are automatically paid out in cash in the first quarter following the vested term at a value determined by the fair market value of the shares at the vesting date and based on the number of performance shares held multiplied by a performance factor that ranges from zero to two times. The performance factor is based on Precision’s share price performance compared to a peer group over the three-year period, repayment of debt and leverage ratio.
A summary of the RSUs and PSUs outstanding under these share-based incentive plans is pr
e
sented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2020	484,782	565,379
Granted	356,928	488,510
Redeemed	(216,820)	(40,515)
Forfeited	(26,734)	(29,640)
December 31, 2021	598,156	983,734
Granted	180,710	311,579
Redeemed	(266,876)	(143,659)
Forfeited	(16,822)	(14,983)
December 31, 2022	495,168	1,136,671
Subsequent to December 31, 2022, Precision elected to settle certain vesting RSUs and PSUs through the issuance of 230,336 common shares.
(b) Executive Performance Share Units
Precision grants Executive PSUs to certain senior executives. Executive PSUs vest over a three-year period and incorporate performance criteria established at the date of grant that can adjust the number of performance share units available for settlement from zero to two times the amount originally granted.
A summary of the activity under this share-based incentive plan is presented below:

Executive Performance Share Units	Outstanding
December 31, 2020	288,707
Redeemed	(96,355)
Forfeited	(2,388)
December 31, 2021	189,964
Redeemed	(189,964)
December 31, 2022	—

Included in net loss for the year ended December 31, 2022
was
an expense of $4 million (2021 – $18 million). During 2022, Precision settled 189,964 vesting Executive PSUs in 263,900 common shares.
(c)
Non-Management
Directors
Precision has a deferred share unit (
DSU
) plan for
non-management
directors whereby fully vested DSUs are granted quarterly based on an election by the non-management
director to receive all or a portion of his or her compensation in DSUs. These DSUs are redeemable in cash or for an equal number of common shares upon the director’s retirement. The redemption of DSUs in cash or common shares is solely at Precision’s discretion.
Non-management
directors can receive a lump sum payment or two separate payments any time up until December 15 of the year following retirement. If the non-management
director does not specify a redemption date, the DSUs will be redeemed on a single date six months after retirement. The cash settlement amount is based on the weighted average trading price for Precision’s shares on the Toronto Stock Exchange for the five days immediately prior to payout.
A summary of the DSUs outstanding under this share-based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2020	77,574
Granted	27,017
Balance December 31, 2021	104,591
Granted	14,183
Balance December 31, 2022	118,774
Equity Settled Plans
(d) Option Plan
Under this plan, the exercise price of each option equals the fair market value of the option at the date of grant determined by the weighted average trading price for the five days preceding the grant. The options are denominated in either Canadian or U.S. dollars, and vest over a period of three years from the date of grant, as employees render continuous service to the Corporation, and have a term of seven years.
A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Prices	Weighted Average Exercise Price	Options Exercisable
December 31, 2020	148,665	$87.00 – 286.20	$138.86	141,156
Forfeited	(33,060)	89.20 – 286.20	193.10
December 31, 2021	115,605	87.00 – 146.40	123.35	115,605
Exercised	(26,705)	87.00 – 89.20	88.62
Forfeited	(65,845)	89.20 – 286.20	141.05
December 31, 2022	23,055	$87.00 – 145.97	$113.01	23,055

U.S. Share Options	Options Outstanding	Range of Exercise Prices (US$)	Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2020	283,793	$51.20 – 183.60	$86.23	239,521
Forfeited	(15,950)	183.60 – 183.60	183.60
December 31, 2021	267,843	$51.20 – 115.80	80.43	257,854
Exercised	(93,890)	51.20 – 68.80	61.64
Forfeited	(32,205)	115.80 – 115.80	115.80
December 31, 2022	141,748	$51.20 – 111.47	$84.84	141,748

Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 87.00	12,885	$87.00	2.15	12,885	$87.00
145.97	10,170	145.97	1.13	10,170	145.97
$ 87.00 – 145.97	23,055	$113.01	1.70	23,055	$113.01

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 51.20 – 85.40	83,993	$66.99	2.03	83,993	$66.99
100.40 – 111.47	57,755	110.81	1.08	57,755	110.81
$ 51.20 – 111.47	141,748	$84.84	1.64	141,748	$84.84
No options were granted during 2021 and 2022.
(e)
Non-Management
Directors
Prior to January 1, 2012, Precision had a deferred share unit plan for non-management
directors. Under the plan, fully vested deferred share units were granted quarterly based on an election by the non-management
director to receive all or a portion of his or her compensation in deferred share units. These deferred share units are redeemable into an equal number of common shares any time after the director’s retirement.
As at December 31, 2022, there were 1,470 (2021 – 1,470) deferred share units outstanding.